Revenue and expenses (Schedule of detailed information about revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Copper	$ 838,126	$ 873,339
Zinc	223,400	301,086
Gold	325,133	246,562
Silver	24,959	26,932
Molybdenum	54,531	37,487
Other	5,374	7,454
Revenue from sale of goods	1,471,523	1,492,860
Non-cash streaming arrangement items
Amortization of deferred revenue - gold	35,994	37,788
Amortization of deferred revenue - silver	36,235	33,731
Amortization of deferred revenue - variable consideration adjustments - prior periods	959	1,617
Amortization of deferred revenue	73,188	73,136
Pricing and volume adjustments	(14,335)	(8,568)
Revenue excluding treatment and refining charges	1,530,376	1,557,428
Treatment and refining charges	(68,936)	(55,430)
Revenue	$ 1,461,440	$ 1,501,998